New Accounting Pronouncements - Schedule of Unaudited Impact of Adoption of New Revenue Recognition Standard and Impact of ASU on Condensed Consolidated Statement of Cash Flows (Detail) - USD ($)
$ in Millions
		3 Months Ended			6 Months Ended
		Jun. 30, 2018	Jun. 30, 2017		Jun. 30, 2018	Jun. 30, 2017
Operating activities:
Net income	[1]	$ 408	$ 236	[2]	$ 610	$ 282	[2],[3]
Adjustments to reconcile net income (loss) to net cash provided by (used in) operating activities:
Depreciation and amortization expense, net of assets under operating leases and assets sold under buy-back commitments					364	354	[3]
Depreciation and amortization expense of assets under operating leases and assets sold under buy-back commitments					323	280	[3]
Loss on disposal of assets	[3]					1
Loss on repurchase/early redemption of notes	[3]					17
Undistributed income (loss) of unconsolidated subsidiaries					4	(10)	[3]
Other non-cash items					110	78	[3]
Changes in operating assets and liabilities:
Provisions					(56)	32	[3]
Deferred income taxes					(78)	(86)	[3]
Trade and financing receivables related to sales, net					(229)	(291)	[3]
Inventories, net					(765)	(660)	[3]
Trade payables					586	617	[3]
Other assets and liabilities					(142)	30	[3]
Net cash provided by operating activities						644
Investing activities:
Additions to retail receivables					(1,999)	(1,806)	[3]
Collections of retail receivables					2,151	2,190	[3]
Proceeds from the sale of assets, net of assets under operating leases and assets sold under buy-back commitments					1	2	[3]
Expenditures for property, plant and equipment and intangible assets, net of assets under operating leases and assets sold under buy-back commitments					(161)	(165)	[3]
Expenditures for assets under operating leases and assets sold under buy-back commitments					(591)	(850)	[3]
Other					209	(16)	[3]
Net cash used in investing activities						(645)
Financing activities:
Proceeds from long-term debt					7,258	7,395	[3]
Payments of long-term debt					(8,847)	(8,104)	[3]
Net increase (decrease) in other financial liabilities					865	90	[3]
Dividends paid					(238)	(165)	[3]
Other					(134)	(5)	[3]
Net cash used in financing activities						(789)
Effect of foreign exchange rate changes on cash and cash equivalents and restricted cash					(224)	227	[3]
Decrease in cash and cash equivalents and restricted cash					(983)	(563)	[3]
Cash and cash equivalents and restricted cash, beginning of year					6,200	5,854	[3]
Cash and cash equivalents and restricted cash, end of period		$ 5,217	5,291	[3]	$ 5,217	5,291	[3]
Accounting Standards Update 2014-09 [Member]
Operating activities:
Net income						(14)
Adjustments to reconcile net income (loss) to net cash provided by (used in) operating activities:
Loss on disposal of assets						(11)
Other non-cash items						(9)
Changes in operating assets and liabilities:
Provisions						(9)
Deferred income taxes						(1)
Inventories, net						397
Other assets and liabilities						24
Net cash provided by operating activities						377
Investing activities:
Proceeds from the sale of assets previously under operating leases and assets sold under buy-back commitments						(377)
Net cash used in investing activities						(377)
AS Previously Report [Member]
Operating activities:
Net income			247			296
Adjustments to reconcile net income (loss) to net cash provided by (used in) operating activities:
Depreciation and amortization expense, net of assets under operating leases and assets sold under buy-back commitments						354
Depreciation and amortization expense of assets under operating leases and assets sold under buy-back commitments						280
Loss on disposal of assets						12
Loss on repurchase/early redemption of notes						17
Undistributed income (loss) of unconsolidated subsidiaries						(10)
Other non-cash items						87
Changes in operating assets and liabilities:
Provisions						41
Deferred income taxes						(85)
Trade and financing receivables related to sales, net						(291)
Inventories, net						(1,057)
Trade payables						617
Other assets and liabilities						6
Net cash provided by operating activities						267
Investing activities:
Additions to retail receivables						(1,806)
Collections of retail receivables						2,190
Proceeds from the sale of assets, net of assets under operating leases and assets sold under buy-back commitments						2
Proceeds from the sale of assets previously under operating leases and assets sold under buy-back commitments						377
Expenditures for property, plant and equipment and intangible assets, net of assets under operating leases and assets sold under buy-back commitments						(165)
Expenditures for assets under operating leases and assets sold under buy-back commitments						(850)
Other						145
Net cash used in investing activities						(107)
Financing activities:
Proceeds from long-term debt						7,395
Payments of long-term debt						(8,104)
Net increase (decrease) in other financial liabilities						90
Dividends paid						(165)
Other						(5)
Net cash used in financing activities						(789)
Effect of foreign exchange rate changes on cash and cash equivalents and restricted cash						213
Decrease in cash and cash equivalents and restricted cash						(416)
Cash and cash equivalents and restricted cash, beginning of year						5,017
Cash and cash equivalents and restricted cash, end of period			4,601			4,601
Adjustment Due to Adoption of New Accounting Pronouncements [Member] | Due to ASU 2017-07 [Member]
Investing activities:
Other						(161)
Net cash used in investing activities						(161)
Financing activities:
Effect of foreign exchange rate changes on cash and cash equivalents and restricted cash						14
Decrease in cash and cash equivalents and restricted cash						(147)
Cash and cash equivalents and restricted cash, beginning of year						837
Cash and cash equivalents and restricted cash, end of period			$ 690			$ 690

[1]	For Industrial Activities, net income net of “Results from intersegment investments”. This item includes the pre-tax gain of $20 million as a result of the amortization over approximately 4.5 years of the $527 million positive impact from the modification of certain healthcare benefits in the U.S.
[2]	2017 figures have been recast following the retrospective adoption on January 1, 2018, of the updated accounting standards for revenue recognition (ASC 606) and retirement benefits accounting (ASU 2017-07).
[3]	2017 figures have been recast following the retrospective adoption on January 1, 2018, of the updated accounting standards for revenue recognition (ASC 606) and cash flow presentation (ASU 2016-18).